UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6629

Managed Municipals Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Managed Municipals

Portfolio Inc.

Semi-Annual Report

November 30, 2004

Managed Municipals

Portfolio Inc.

WHAT’S INSIDE

Managed Municipals

Portfolio Inc.

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

For the six months ended November 30, 2004, the Managed Municipals Portfolio Inc. returned 3.57%, based on its New York Stock Exchange (“NYSE”) market price and 3.19% based on its net asset value (“NAV”)i per share. In comparison, the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,ii returned 4.30% for the same time frame. The fund’s Lipper general municipal debt closed-end funds category averageiii was 6.34%. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.34 per share. The performance table shows the fund’s 30-day

FUND PERFORMANCE AS OF NOVEMBER 30, 2004

(unaudited)

Price Per Share	30-Day SEC Yield	Six-Month Total Return

$11.74 (NAV)	6.06%	3.19%

$10.98 (NYSE)	6.49%	3.57%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. The yield is as of November 30, 2004 and is subject to change.

SEC yields as well as its six-month total returns based on its NAV and market price as of November 30, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns, and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic productiv (“GDP”)iv growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, estimated third quarter 2004 GDP rose a solid 3.9%.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)v monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds ratevi by 0.25% to 1.25% at the end of June 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments in August, September, and November, to 2.00%, and then again to 2.25% on December 14th after the fund’s reporting period had ended. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally can accompany it.

Despite the economic expansion and higher interest rates, the municipal bond market generated solid results during the six-month reporting period. Modestly lower supply, combined with generally strong demand supported the municipal market during much of the period.

Although the fund’s shorter-duration approach limited the fund’s ability to completely participate in the market’s upside moves, this more defensive approach to interest rate risk resulted in a smoother ride for investors who held the fund over the period in comparison to longer-duration portfolios.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. In the recent market and rate environment, the fund’s managers believe that their cautious approach to managing interest rate risk is more prudent than a longer-duration strategy.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The fund is traded under the symbol “MMU” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XMMUX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current net asset value, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 20, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Fixed-income investments are subject to interest rate risk. As interest rates rise, the price of fixed-income investments decline. Please note that derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.
ii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
iii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended November 30, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 66 funds in the fund’s Lipper category, and excluding sales charges.
iv	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
[v]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
vi	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Fund at a Glance (unaudited)

Take Advantage of the Fund’s Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan (“Plan”), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares of common stock of the Fund that you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value per share (“NAV”) on the determination date, you will be issued shares by the Fund at a price reflecting 98% of NAV, or 95% of the market price, whichever is greater.

If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. (“Plan Agent”), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined 98% of NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in this report beginning on page 39.

To find more detailed information about the Plan and about how you can participate, please call the Plan Agent at 1 (800) 331-1710.

Schedule of Investments November 30, 2004 (unaudited)

Face Amount	Rating(a)	Security	Value
MUNICIPAL BONDS AND NOTES — 100.0%

Alabama — 3.7%
$24,510,000	AAA	Jefferson County, AL Sewer Revenue, Capital Improvement Warrants (Pre-Refunded — Escrowed with state and local government securities to 2/1/09 Call @ 101), Series A, FGIC-Insured, 5.375% due 2/1/36 (b)	$27,343,846

Alaska — 0.1%
600,000	A-1+	Valdez, AK Marine Terminal Revenue Refunding (BP Pipelines Inc. Project), 1.680% due 7/1/37 (c)	600,000

Arizona — 1.5%
		Arizona State University, COP, MBIA-insured:
1,500,000	AAA	5.100% due 7/1/24	1,563,060
1,000,000	AAA	5.125% due 7/1/26	1,037,120
4,000,000	AAA	Mesa, AZ IDA, Discovery Health System, Series A, MBIA-Insured, 5.625% due 1/1/29	4,265,880
3,000,000	AAA	Phoenix, AZ Civic Improvement Corp. Airport Revenue, Sr. Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (d)	3,133,230
1,000,000	AA+	Phoenix, AZ GO, Series B, 5.000% due 7/1/27	1,018,900
200,000	A-1+	Phoenix, AZ IDA Revenue (Valley of the Sun YMCA Project), 1.670% due 1/1/31 (c)	200,000

			11,218,190

California — 9.6%
7,040,000	Ba1*	California Educational Facilities Authority Revenue (Pooled College & University Project), Series A (Call 7/1/08 @ 101), 5.625% due 7/1/23 (e)	6,567,334
6,000,000	A3*	California Health Facilities Authority Revenue, Cedars-Sinai Medical Center, Series A, 6.250% due 12/1/34	6,558,060
1,000,000	AA-	California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	1,105,420

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
California — 9.6% (continued)
		California Infrastructure and Economic Development Bank Revenue:
$ 5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	$5,154,550
900,000	A-1+	Rand Corp., Series B, 1.630% due 4/1/42 (c)	900,000
5,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,121,300
7,375,000	AAA	Garden Grove, CA Agency for Community Development, Tax Allocation, AMBAC-Insured, 5.000% due 10/1/29 (b)	7,469,031
10,000,000	BBB	Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39 (b)	10,012,700
7,000,000	AAA	Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	7,254,870
3,340,000	AAA	Rancho Cucamonga, CA Redevelopment Agency Tax Allocation (Rancho Redevelopment Project), MBIA-Insured, 5.125% due 9/1/30	3,403,594
2,750,000	AAA	Sacramento County, CA COP (Public Facilities Project), MBIA-Insured, 5.375% due 2/1/19	2,935,350
5,000,000	AAA	San Diego, CA Unified School District, Series E, FSA-Insured, 5.000% due 7/1/28	5,087,050
3,000,000	AAA	San Jose, CA Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,044,160
3,000,000	AAA	San Mateo County Community College District, COP, MBIA-Insured, 5.000% due 10/1/25	3,103,440
2,500,000	AAA	Santa Clara, CA Redevelopment Agency, Tax Allocation (Bayshore North Project), MBIA-Insured, 5.000% due 6/1/23	2,594,575

			70,311,434

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Colorado — 7.5%
$ 4,000,000	AAA	Arapahoe County, CO Capital Improvement Trust Fund, E-470 Public Highway Authority Revenue, Remarketed 8/31/95, (Call 8/31/05 @ 103), 7.000% due 8/31/26 (e)(f)	$4,266,040
1,000,000	A	Aspen, CO Sales Tax Revenue, 5.400% due 11/1/19	1,070,110
4,000,000	AAA	Colorado Educational & Cultural Facilities Revenue Refunding (University of Denver Project), AMBAC-Insured, 5.375% due 3/1/23	4,246,520
4,000,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (g)	4,202,360
		Denver, CO City & County Airport Revenue, Series C:
10,945,000	A	6.125% due 11/15/25 (b)(d)(g)	12,754,865
13,630,000	A	6.125% due 11/15/25 (b)(d)	13,684,793
2,000,000	AAA	Denver, CO City & County COP, Series B, AMBAC-Insured (Call 12/1/10 @ 101), 5.500% due 12/1/25 (e)	2,276,200
1,700,000	AAA	El Paso County, CO COP (Detention Facility Project), Series B, AMBAC-Insured, 5.000% due 12/1/23	1,763,478
		Garfield County, CO School District No. 2, GO, FSA-Insured:
2,300,000	Aaa*	5.000% due 12/1/23	2,385,882
1,000,000	Aaa*	5.000% due 12/1/25	1,027,850
7,320,000	AAA	University of Colorado COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, 5.000% due 6/1/28	7,446,636

			55,124,734

Connecticut — 1.1%
		Connecticut State, GO, Series B:
4,490,000	AA	5.500% due 6/15/21	4,958,038
1,600,000	AA	5.000% due 6/15/22	1,664,080
1,000,000	AAA	Connecticut State Health & Education Revenue (Child Care Facilities Project), Series C, AMBAC-Insured, 5.625% due 7/1/29	1,076,590

			7,698,708

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Delaware — 1.5%
$10,000,000	AAA	Delaware State EDA PCR (Delmarva Project), Series B, AMBAC-Insured, 5.200% due 2/1/19 (b)	$10,714,500

Florida — 3.5%
5,000,000	AAA	Florida State Board & Educational Capital Outlay GO, Series B, FSA-Insured, 5.000% due 6/1/24	5,186,500
3,000,000	AA+	Florida State Board of Education GO, Series A, 5.125% due 6/1/21	3,169,950
1,465,000	AAA	Florida State Department of Transportation, GO (Right of Way Project), FGIC-Insured, 5.000%, due 7/1/25	1,518,707
600,000	A-1	Manatee County, FL Pollution Control Revenue Refunding 1.700% due 9/1/24 (c)	600,000
6,500,000	BBB-	Martin County, FL IDA (Indiantown Cogeneration Project), Series A, 7.875% due 12/15/25 (d)	6,661,200
1,290,000	AAA	Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,342,297
2,000,000	Aaa*	Orange County, FL School Board COP, Series A, MBIA-Insured, 5.250% due 8/1/23	2,135,960
1,180,000	VMIG 1*	Palm Beach County, FL Health Facilities Authority Revenue (Bethesda Healthcare System Project), 1.690% due 12/1/31 (c)	1,180,000
1,400,000	VMIG 1*	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 1.740% due 7/1/37 (c)	1,400,000
2,500,000	Aaa*	South Brevard, FL Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,608,550

			25,803,164

Georgia — 2.0%
6,000,000	AAA	Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	6,181,260
300,000	A-1+	Burke County, GA Development Authority PCR, Oglethorpe Power Corp., Series A, 1.690% due 1/1/20 (c)	300,000

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Georgia — 2.0% (continued)
$ 400,000	A-1+	Monroe County, GA Development Authority PCR, Oglethorpe Power Corp., AMBAC-Insured, 1.690% due 1/1/22 (c)	$400,000
		Private Colleges & Universities Authority Revenue (Mercer University Project):
2,180,000	Baa1*	5.750% due 10/1/21	2,346,617
		Series A:
2,000,000	Baa1*	5.250% due 10/1/25	2,003,260
1,000,000	Baa1*	5.375% due 10/1/29	1,005,880
2,000,000	NR	Savannah, GA EDA Revenue (College of Arts & Design Inc. Project), (Call 10/1/09 @102) 6.900% due 10/1/29 (e)	2,357,860

			14,594,877

Hawaii — 0.6%
4,000,000	AAA	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (g)	4,324,200

Illinois — 4.9%
4,095,000	AAA	Chicago, IL GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,338,325
7,400,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 (b)	7,844,000
2,500,000	VMIG 1*	Illinois Finance Authority Revenue (Jewish Federation of Metropolitan Chicago Project), AMBAC-Insured, 1.680% due 9/1/32 (c)	2,500,000
		Illinois Health Facilities Authority Revenue:
2,900,000	A-1+	Northwestern Memorial Hospital, Sub-Series B-1, 1.670% due 8/15/38 (c)	2,900,000
3,800,000	A-1+	University of Chicago Hospital Project, Series C, MBIA-Insured, 1.680% due 8/15/26 (c)	3,800,000
8,000,000	A	6.250% due 11/15/29 (b)	8,445,760
5,000,000	AAA	Illinois State GO, First Series, MBIA-Insured (Call 6/1/10 @ 100), 5.625% due 6/1/25 (e)	5,644,100

			35,472,185

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Indiana — 0.5%
$ 3,000,000	BBB+	Indiana State Development Financing Authority Revenue Refunding (USX Corp. Project), 5.250% due 12/1/22	$3,293,820

Kansas — 0.8%
4,900,000	A-1+	Kansas State Department of Transportation Highway Revenue, Refunded, Series C-3, 1.600% due 9/1/19 (c)	4,900,000
1,250,000	AAA	Scott County, KS GO, Refunding USD No. 446, FGIC-Insured, 5.000% due 9/1/22	1,298,688

			6,198,688

Kentucky — 0.3%
2,480,000	VMIG 1*	Breckinridge County, KY Lease Program Revenue, 1.680% due 2/1/32 (c)	2,480,000

Maine — 0.3%
2,085,000	AA+	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	2,122,509

Maryland — 1.3%
		Baltimore, MD Project Revenue Refunding (Wastewater project), Series A, FGIC-Insured:
2,500,000	AAA	5.125% due 7/1/32	2,575,025
3,385,000	AAA	5.200% due 7/1/32	3,526,764
3,075,000	AA-	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins Hospital Issue, 5.000% due 11/15/26	3,121,463

			9,223,252

Massachusetts — 4.7%
2,000,000	Baa3*	Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds (Cross-Town Center Project), 6.500% due 9/1/35 (d)	2,001,160
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Sr. Series A:
2,430,000	AAA	Pre-refunded, 5.250% due 5/15/23	2,718,635
570,000	AAA	Unrefunded Balance, 5.500% due 7/1/30	603,579

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Massachusetts — 4.7% (continued)
$ 1,125,000	Aaa*	Massachusetts Development Finance Agency, Merrimack College Issue, MBIA-Insured, 5.200% due 7/1/32	$1,169,190
1,850,000	AAA	Massachusetts Health & Educational Facilities Authority, University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	1,908,219
17,000,000	AA-	Massachusetts State GO, Consolidated Loan of 2002, Series C (Call 11/1/12 @ 100), 5.250% due 11/1/30 (b)	18,853,849
5,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated loan of 2002, Series A, FGIC-Insured, (Call 6/1/12 @ 100), 5.000% due 6/1/21 (e)	5,238,500
2,000,000	AAA	University of Massachusetts Building Authority Project Revenue Refunding, Series 2004-1, AMBAC-Insured, 5.250% due 11/1/25	2,120,440

			34,613,572

Michigan — 2.7%
5,000,000	AA+	East Lansing, MI School District GO, Q-SBLF-Insured, 5.625% due 5/1/30	5,301,750
		Michigan State COP, AMBAC-Insured:
2,345,000	AAA	5.500% due 6/1/19 (f)	2,561,655
6,000,000	AAA	5.500% due 6/1/27	6,379,140
2,500,000	AA-	Michigan State Hospital Finance Authority Revenue Refunding, Trinity Health Credit, Series C, 5.375% due 12/1/23	2,589,475
12,000,000	NR	Michigan State Strategic Fund Resources Recovery, Limited Obligation Revenue (Central Wayne Energy Recovery L.P. Project), Series A, 7.000% due 7/1/27 (d)(h)	600,000
2,300,000	A-1+	Northern Michigan University Revenues, FGIC-Insured, 1.670% due 6/1/31 (c)	2,300,000

			19,732,020

Minnesota — 2.2%
1,500,000	AAA	Dakota County, MN Community Development Agency, MFH Revenue Refunding, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,548,675

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Minnesota — 2.2% (continued)
$ 7,000,000	A-	Minneapolis, MN Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23 (b)	$7,440,230
		Minneapolis & St. Paul, MN Community Airport Revenue, FGIC-Insured:
2,000,000	AAA	Series A, 5.125% due 1/1/25	2,059,680
4,000,000	AAA	Sub-series C, 5.250% due 1/1/26	4,153,520
630,000	AA+	Minnesota State Housing Financing Agency, Single-Family Mortgage, Series I, 5.500% due 1/1/17	652,327

			15,854,432

Missouri — 3.5%
1,500,000	AAA	Greene County, MO Reorganized School District No. R-8 GO, (Mo Direct Deposit Program), FSA-Insured, 5.100% due 3/1/22	1,577,730
21,000,000	Aaa*	Missouri State Environmental Improvement & Energy Resource Authority (Water Pollution Revolving Funds Program), Series B, 5.000% due 1/1/24 (b)	21,925,260
200,000	A-1+	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series B, 1.670% due 3/1/40 (c)	200,000
2,000,000	AAA	St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.125% due 7/1/22	2,081,960

			25,784,950

Montana — 1.1%
740,000	A-1+	Curators University, MO System Facilities Revenue, Series A, 1.670% due 11/1/32 (c)	740,000
10,080,000	NR	Montana State Board Investment Resource Recovery Revenue (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)(d)	7,547,299

			8,287,299

Nebraska — 0.1%
500,000	VMIG 1*	Lancaster County, NE Hospital Authority No 1 Hospital Revenue (Bryan Lgh Medical Center Project), AMBAC-Insured, 1.670% due 6/1/18 (c)	500,000

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
New Jersey — 7.3%
$ 5,200,000	A+	Hudson County, NJ Improvement Authority, Remarketed 7/1/92 6.624% due 8/1/25	$5,220,696
1,000,000	BBB-	Middlesex County, NJ Pollution Control Authority Revenue Refunding, Pollution Control Financing (Amerada Hess Corp. Project), 5.750% due 9/15/32	1,039,090
		New Jersey EDA:
3,125,000	BBB	PCR Refunding (PSEG Power LLC Project), 5.000% due 3/1/12	3,279,562
1,000,000	A+	Revenue (School Facilities-Construction), Series F, 5.000% due 6/15/28	1,012,450
		New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	AAA	Engelwood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	4,034,844
8,000,000	A	Robert Wood Johnson University Hospital, 5.700% due 7/1/20 (b)	8,562,160
2,395,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue (Call 1/1/10 @ 101), 5.625% due 1/1/30 (e)	2,713,224
1,350,000	A-	South Jersey Port Corp., NJ Revenue Refunding, 5.000% due 1/1/26	1,356,183
		Tobacco Settlement Financing Corp., NJ Asset-Backed Bonds:
9,705,000	BBB	5.750% due 6/1/32 (b)	9,242,460
15,000,000	BBB	6.000% due 6/1/37 (b)	13,635,150
3,390,000	BBB	6.125% due 6/1/42	3,110,698

			53,206,517

New Mexico — 0.2%
1,070,000	AAA	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, Series D-3, 5.625% due 9/1/28 (f)	1,091,100

New York — 3.0%
		Nassau Health Care Corp., NY Health Systems Revenue, FSA-Insured (Call 8/1/09 @ 102):
2,000,000	AAA	5.500% due 8/1/19 (e)	2,275,160
3,000,000	AAA	5.750% due 8/1/29 (e)	3,445,350
100,000	A-1+	New York, NY GO, Sub-Series A-4, 1.670% due 8/1/22 (c)	100,000

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
New York — 3.0% (continued)
$ 6,000,000	AA+	New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series D, 5.250% due 6/15/25	$6,323,940
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Series B, FSA-Insured (Call 5/15/10 @ 101), 5.500% due 5/15/30 (e)	5,663,900
1,000,000	AAA	(Willow Towers Inc. Project), GNMA-Collateralized, 5.250% due 2/1/22	1,049,230
3,000,000	AAA	New York State Thruway Authority Highway & Bridge Revenue, Series B-1, FGIC-Insured, 5.400% due 4/1/17	3,238,860

			22,096,440

North Carolina — 0.8%
1,750,000	AA+	Charlotte, NC COP (Governmental Facilities Projects), Series G, 5.000% due 6/1/28	1,776,617
1,615,000	AAA	Harnett County, NC GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,712,869
		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue (Elizabeth City State University Housing Foundation LLC Project), Series A, AMBAC-Insured:
1,000,000	AAA	5.000% due 6/1/23	1,043,580
1,250,000	AAA	5.000% due 6/1/33	1,267,263

			5,800,329

Ohio — 9.5%
4,500,000	Aa2*	Bexley, OH City School District GO, 5.125% due 12/1/27	4,603,590
2,000,000	AAA	Canton, OH City School District GO, Series A, MBIA-Insured, 5.500% due 12/1/20	2,195,340
1,300,000	AA+	Cincinnati, OH Water System Revenue, 5.125% due 12/1/21	1,375,296
3,000,000	AAA	Cuyahoga County, OH Hospital Revenue, University Hospitals Health System Inc., AMBAC-Insured, 5.500% due 1/15/30	3,157,050

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Ohio — 9.5% (continued)
$ 2,000,000	AAA	Hamilton County, OH Hospital Revenue, Cincinnati Childrens Hospital, FGIC-Insured, 5.250% dued 5/15/23	$2,125,460
25,000,000	Aaa*	Hamilton County, OH Sales Tax Revenue, Sub-series B, AMBAC-Insured, 5.250% due 12/1/32 (b)	26,042,250
7,500,000	AA-	Lorain County, OH Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30 (b)	7,616,700
5,990,000	AAA	Lucas County, OH Hospital Revenue, Promedic Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,160,835
3,025,000	Aaa*	Muskingum County, OH GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,220,233
1,375,000	AAA	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project), AMBAC-Insured, 5.500% due 12/1/25	1,486,403
2,500,000	AAA	Portage County, OH GO, MBIA-Insured, 5.250% due 12/1/17	2,716,375
1,500,000	A3*	Steubenville, OH Hospital Revenue, 6.375% due 10/1/20	1,629,855
		Summit County, OH GO, FGIC-Insured:
1,000,000	AAA	5.000% due 12/1/21	1,051,760
500,000	AAA	5.000% due 12/1/22	523,600
1,500,000	Aaa*	Trumbull County, OH GO, MBIA-Insured, 5.200% due 12/1/20	1,616,055
2,000,000	AAA	University of Cincinnati, OH General Receipts Revenue, Series A, FGIC-Insured, 5.250% due 6/1/24	2,112,760
1,500,000	AAA	Warrensville Heights, OH GO, City School District, School Improvements, FGIC-Insured, 5.625% due 12/1/20 (f)	1,672,860

			69,306,422

Oregon — 2.1%
3,210,000	AA	Clackamas County, OR Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,505,898
4,895,000	AA+	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/23	5,171,127

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Oregon — 2.1% (continued)
$ 6,750,000	AA	Oregon State Veterans Welfare GO, Series 82, 5.500% due 12/1/42	$6,920,303

			15,597,328

Pennsylvania — 4.5%
735,000	A-1+	Allegheny County, PA IDA Health & Housing Facilities Revenue, Refunded Longwood, Sr. Series A, 1.690% due 7/1/27 (c)	735,000
1,500,000	A-1+	Geisinger Authority PA Health System Revenue, Refunded, 1.680% due 8/1/28 (c)	1,500,000
		Pennsylvania State Higher Educational Facilities Authority Revenue:
3,000,000	BBB+	(Widener University), 5.000% due 7/15/20	3,022,830
1,900,000	A-1+	Refunded, Carnegie Mellon University, 1.670% due 11/1/29 (c)	1,900,000
		State Public School Building Authority, School Revenue (Philadelphia School District Project), FSA-Insured:
18,745,000	AAA	5.250% due 6/1/26 (b)	19,741,859
5,540,000	AAA	5.250% due 6/1/27	5,818,662

			32,718,351

Rhode Island — 0.0%
100,000	A-1+	Rhode Island State Health & Educational Building Corp. Revenue, Care New England Health System, Series A, 1.680% due 9/1/32 (c)	100,000

South Carolina — 4.6%
10,000,000	BBB+	Berkeley County, SC PCR (SC Generating Co. Project), 4.875% due 10/1/14	10,530,100
1,000,000	A	Dorchester County, SC School District No. 2 Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	1,009,290
15,000,000	AA-	Greenville County, SC School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.500% due 12/1/28 (b)	15,772,500

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
South Carolina — 4.6% (continued)
		South Carolina Transportation Infrastructure Bank Revenue, Series A:
$ 2,505,000	Aaa*	Pre-Refunded — Escrowed with state and local government securities to 10/1/11 (Call @ 100), AMBAC-Insured, 5.125% due 10/1/31	$2,783,932
3,000,000	AAA	Pre-Refunded — Escrowed with state and local government securities to 10/1/09 (Call @ 101), MBIA-Insured, 5.500% due 10/1/30	3,375,030

			33,470,852

Tennessee — 2.8%
575,000	VMIG 1*	Clarksville County, TN Public Building Authority Revenue, Pooled Financing, TN Municipal Bonds, 1.680% due 7/1/31 (c)	575,000
1,150,000	NR	Hardeman County, TN Correctional Facilities Revenue, Correctional Facilities Corp., 7.750% due 8/1/17	1,199,553
6,420,000	AAA	Memphis-Shelby County, TN Sports Authority Income Revenue (Memphis Arena Project), Series A, AMBAC-Insured, 5.125% due 11/1/21	6,824,845
		Sevier County, TN Public Building Authority, Local Government Public Improvement Revenue:
		AMBAC-Insured:
1,000,000	VMIG 1*	Series IV-E-3, 1.700% due 6/1/24 (c)	1,000,000
3,420,000	VMIG 1*	Series IV-F-1, 1.700% due 6/1/25 (c)	3,420,000
3,300,000	VMIG 1*	Series IV-H-1, 1.700% due 6/1/25 (c)	3,300,000
400,000	VMIG 1*	FSA-Insured, Series IV-B-12, 1.700% due 6/1/20 (c)	400,000
3,000,000	AA	Tennessee State, GO Series A, (Call 3/1/10 @ 100), 5.250% due 3/1/17	3,329,790

			20,049,188

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Texas — 4.6%
$ 395,000	A-1+	Bell County, TX Health Facility Development Corp. Revenue, Scott & White Memorial Hospital, MBIA-Insured, Series B-2, 1.680% due 8/15/29 (c)	$395,000
1,595,000	AAA	Burleson, TX ISD, GO, PSF-Insured, 6.750% due 8/1/24	1,704,561
		Dallas Fort Worth, TX International Airport Facility Improvement Corp. Revenue (American Airlines Inc. Project):
12,000,000	CCC	6.375% due 5/1/35 (b)(d)	7,454,520
3,000,000	CCC	Refunding, Series B, 6.050% due 5/1/29 (d)	2,941,890
		Harris County, TX Health Facilities Development Corp., Hospital Revenue:
13,500,000	A-1+	Methodist Hospital, 1.680% due 12/1/32 (c)	13,500,000
1,000,000	AAA	School Health Care Systems Refunding, Series B, 5.750% due 7/1/27 (g)	1,141,820
4,840,000	A-1+	St. Luke’s Episcopal Hospital Refunding, Series B, 1.680% due 2/15/31 (c)	4,840,000
1,275,000	A-1+	(Texas Medical Center Project), MBIA-Insured, 1.680% due 9/1/31 (c)	1,275,000
300,000	A-1+	Harris County, TX Industrial Development Corp. PCR (Exxon Project), 1.650% due 8/15/27 (c)	300,000

			33,552,791

Virginia — 3.9%
3,000,000	BBB+	Chesapeake, VA IDA, PCR, Remarketed 11/8/02, 5.250% due 2/1/08	3,097,440
3,000,000	BBB+	Chesterfield County, VA IDA, PCR, Virginia Electric & Power Co., Series A, Remarketed 11/8/02, 5.875% due 6/1/17	3,301,500
1,500,000	AAA	Fairfax County, VA Water Authority Water Revenue, 5.000% due 4/1/26	1,548,450
10,000,000	AAA	Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub-Series H-1, MBIA-Insured, 5.350% due 7/1/31 (b)	10,188,100

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

Face Amount	Rating(a)	Security	Value
Virginia — 3.9% (continued)
		Virginia State HDA MFH Revenue:
$ 1,235,000	AAA	Series H, AMBAC-Insured, 6.300% due 11/1/15 (f)	$1,268,197
		Series K:
600,000	AA+	5.800% due 11/1/10	622,386
925,000	AA+	5.900% due 11/1/11	958,633
7,000,000	BBB+	York County, VA IDA PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,382,340

			28,367,046

Washington — 1.3%
22,685,000	AAA	Chelan County, WA Revenue Bonds, Public Utilities, District No. 1, Columbus River Rock, Series A, MBIA-Insured, zero coupon due 6/1/22 (b)	9,319,905
100,000	VMIG 1*	Washington State Housing Finance Commission Nonprofit Housing Revenue, Rockwood Retirement Program, Series A, 1.730% due 1/1/30 (c)	100,000

			9,419,905

West Virginia — 1.2%
		West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	AAA	Series B, 5.300% due 5/1/24	3,949,853
5,000,000	AAA	Series C, 5.350% due 11/1/27	5,136,100

			9,085,953

Wisconsin — 0.7%
1,290,000	AA	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Series A, 5.650% due 11/1/23	1,297,895
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,400,000	A-1+	Gundersen Lutheran, Series B, FSA-Insured, 1.670% due 12/1/29 (c)	1,400,000
1,100,000	A	(Kenosha Hospital & Medical Center Project), 5.700% due 5/15/20	1,125,773
1,250,000	AAA	(The Medical College of Wisconsin Inc. Project), MBIA-Insured, 5.400% due 12/1/16	1,334,238

			5,157,906

		TOTAL INVESTMENTS — 100.0%
		(Cost — $707,775,779**)	$730,316,508

See Notes to Financial Statements.

Schedule of Investments November 30, 2004 (unaudited) (continued)

(a)	All ratings are by Standard & Poor’s Ratings Service, with the exception of those identified by an asterisk (*), which are rated by Moody’s Investors Service Inc.
(b)	All or a portion of this security is segregated by the custodian for open futures contracts commitments.
(c)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e)	Pre-Refunded bonds are escrowed by U.S. government securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(h)	Security is in default.
**	Aggregate cost for federal income tax purposes is substantially the same.

See	pages 24 and 25 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

Summary of Investments by Industry* November 30, 2004 (unaudited)

Hospitals

16.8
%

Education

13.9

Transportation

13.6

General Obligation

12.7

Water and Sewer

7.1

Pollution Control

6.6

Tobacco

4.9

Single-Family Housing

4.6

Utilities

3.7

Other

16.1

100.0
%

*
As a percentage of total investments. Please note that Fund holdings are as of November 30, 2004, and are subject to change.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)
— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA

  — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA

  — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,”
where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR

— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1

— Moody’s highest rating for issues having a demand feature — VRDO.

P-1

— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations* (unaudited)

ABAG

— Association of Bay Area Governments

AIG

— American International Guaranty

AMBAC

— Ambac Assurance Corporation

AMT

— Alternative Minimum Tax

BAN

— Bond Anticipation Notes

BIG

— Bond Investors Guaranty

CDA

— Community Development Authority

CGIC

— Capital Guaranty Insurance Company

CHFCLI

— California Health Facility Construction Loan Insurance

CONNIE LEE

— College Construction Loan Insurance Association

COP

— Certificate of Participation

CSD

— Central School District

CTFS

— Certificates

DFA

— Development Finance Agency

EDA

— Economic Development Authority

EFA

— Educational Facilities Authority

ETM

— Escrowed to Maturity

FGIC

— Financial Guaranty Insurance Company

FHA

— Federal Housing Administration

FHLMC

— Federal Home Loan Mortgage Corporation

FLAIRS

— Floating Adjustable Interest Rate Securities

FNMA

— Federal National Mortgage Association

FRTC

— Floating Rate Trust Certificates

FSA

— Federal Savings Association

GIC

— Guaranteed Investment Contract

GNMA

— Government National Mortgage Association

GO

— General Obligation

HDA

— Housing Development Authority

HDC

— Housing Development Corporation

HEFA

— Health & Educational Facilities Authority

HFA

— Housing Finance Authority

IBC

— Insured Bond Certificates

IDA

— Industrial Development Authority

IDB

— Industrial Development Board

IDR

— Industrial Development Revenue

IFA

— Industrial Finance Agency

INFLOS

— Inverse Floaters

ISD

— Independent School District

ISO

— Independent System Operator

LOC

— Letter of Credit

MBIA

— Municipal Bond Investors Assurance Corporation

MERLOT

— Municipal Exempt Receipts Liquidity Optional Tender

MFH

— Multi-Family Housing

MSTC

— Municipal Securities Trust Certificates

MUD

— Municipal Utilities District

MVRICS

— Municipal Variable Rate Inverse Coupon Security

PART

— Partnership Structure

PCFA

— Pollution Control Finance Authority

PCR

— Pollution Control Revenue

PFA

— Public Finance Authority

PFC

— Public Finance Corporation

PSFG

— Permanent School Fund Guaranty

Q-SBLF

— Qualified School Bond Loan Fund

Radian

— Radian Asset Assurance

RAN

— Revenue Anticipation Notes

RAW

— Revenue Anticipation Warrants

RDA

— Redevelopment Agency

RIBS

— Residual Interest Bonds

RITES

— Residual Interest Tax-Exempt Securities

SPA

— Standby Bond Purchase Agreement

SWAP

— Swap Structure

SYCC

— Structured Yield Curve Certificate

TAN

— Tax Anticipation Notes

TCRS

— Transferable Custodial Receipts

TECP

— Tax Exempt Commercial Paper

TFA

— Transitional Finance Authority

TOB

— Tender Option Bond Structure

TRAN

— Tax and Revenue Anticipation Notes

UFSD

— Unified Free School District

UHSD

— Unified High School District

USD

— Unified School District

VA

— Veterans Administration

VRDD

— Variable Rate Daily Demand

VRDO

— Variable Rate Demand Obligation

VRWE

— Variable Rate Wednesday Demand

XLCA

— XL Capital Assurance

*

Abbreviations may or may not appear in the Schedule of Investments.

Statement of Assets and Liabilities (unaudited)

November 30, 2004

ASSETS:

Investments, at value (Cost — $707,775,779)

$730,316,508

Interest receivable

11,844,336

Receivable from broker-variation margin

916,875

Receivable for securities sold

20,000

Prepaid expenses

18,962

Total Assets

743,116,681

LIABILITIES:

Dividends payable to Common Stock Shareholders

321,743

Investment advisory fee payable

314,497

Administration fee payable

121,835

Due to custodian

59,114

Dividends payable to Auction Rate Cumulative Preferred Stockholders

39,109

Accrued expenses

192,708

Total Liabilities

1,049,006

  Series M, T, W, Th and F Auction Rate Cumulative Preferred Stock (2,000 shares authorized and issued at $25,000 per share for each Series)
(Note 4)

250,000,000

Total Net Assets

$492,067,675

NET ASSETS:

Par value of capital shares

$ 41,916

Capital paid in excess of par value

509,780,978

Overdistributed net investment income

(131,267
)

Accumulated net realized loss from investment transactions and futures contracts

(38,636,591
)

Net unrealized appreciation of investments and futures contracts

21,012,639

Total Net Assets

(Equivalent to $11.74 per share on 41,915,511 shares of $0.001 par value outstanding; 500,000,000 shares authorized)

$492,067,675

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended November 30, 2004

INVESTMENT INCOME:

Interest

$18,340,615

EXPENSES:

Investment advisory fee (Note 2)

1,918,366

Administration fee (Note 2)

743,167

Auction participation fee (Note 4)

314,382

Shareholder communications

80,602

Transfer Agency services

55,865

Audit and legal

50,104

Custody

29,179

Directors’ fees

27,112

Stock Exchange Listing fees

15,998

Rating Agency Fees

5,580

Other

26,030

Total Expenses

3,266,385

Net Investment Income

15,074,230

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
CONTRACTS (NOTES 1 AND 3):

Realized Loss From:

Investments transactions

(1,211
)

Futures Contracts

(1,579,093
)

Net Realized Loss

(1,580,304
)

Net Change in Unrealized Appreciation/Depreciation of Investments and Futures Contracts

2,576,717

Net Gain on Investments and Futures Contracts

996,413

Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income

(1,549,926
)

Increase in Net Assets From Operations

$14,520,717

See Notes to Financial Statements.

Statements of Changes in Net Assets

Six Months Ended November 30, 2004 (unaudited)

Year Ended May 31, 2004

OPERATIONS:

Net investment income

$ 15,074,230

$
30,858,258

Net realized loss

(1,580,304
)

(345,592
)

Net change in unrealized appreciation/depreciation

2,576,717

(2,793,556
)

Dividends paid to Auction Rate Cumulative Preferred Stockholders from net investment income

(1,549,926
)

(2,305,479
)

Increase in Net Assets From Operations

14,520,717

25,413,631

  DIVIDENDS PAID TO COMMON
STOCK   SHAREHOLDERS FROM (NOTE
1):

Net investment income

(14,209,358
)

(29,138,516
)

Decrease in Net Assets From Dividends Paid to Common Stock Shareholders

(14,209,358
)

(29,138,516
)

FUND SHARE TRANSACTIONS: (NOTE 5)

Net asset value of shares issued for reinvestment of dividends

—

704,238

Increase in Net Assets From Fund Share Transactions

—

704,238

Increase (decrease) in Net Assets

311,359

(3,020,647
)

NET ASSETS:

Beginning of period

491,756,316

494,776,963

End of period*

$492,067,675

$
491,756,316

* Includes overdistributed net investment income and undistributed net investment income of:

$(131,267
)

$553,787

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each year ended or period May 31, unless otherwise noted:

2004(1)

2004

2003

2002

2001

2000

Net Asset Value, Beginning of Period

$11.73

$11.82

$11.69

$11.74

$10.93

$11.97

Income (Loss) From Operations:

Net investment income

0.35

0.74

0.76

0.60
(2)

0.60

0.58

Net realized and unrealized gain (loss)

0.04

(0.07
)

0.10

0.02
(2)

0.79

(1.14
)

Dividends paid to Auction Rate Cumulative Preferred Stockholders from net investment income

(0.04
)

(0.06
)

(0.07
)

(0.00
)*

—

—

Total Income (Loss) From Operations

0.35

0.61

0.79

0.62

1.39

(0.56
)

Gain From Repurchase of Treasury Stock

—

—

—

—

0.02

0.12

Underwriting Commissions and Offering Expenses for the Issuance of Auction Rate Cumulative Preferred Stock

—

—

(0.00
)*

(0.07
)

—

—

Dividends Paid to Common Stock Shareholders From:

Net investment income

(0.34
)

(0.70
)

(0.66
)

(0.60
)

(0.60
)

(0.60
)

Total Dividends

(0.34
)

(0.70
)

(0.66
)

(0.60
)

(0.60
)

(0.60
)

Net Asset Value, End of Period

$11.74

$11.73

$11.82

$11.69

$11.74

$10.93

Total Return, Based on Market Value(3)

3.57
%‡

5.86
%

10.60
%

4.79
%

20.69
%

(3.88
)%

Total Return, Based on Net Asset Value(3)

3.19
%‡

5.63
%

7.55
%

5.33
%

13.90
%

(2.82
)%

Net Assets, End of Period (millions)

$492

$492

$495

$489

$374

$352

Ratios to Average Net Assets Based on Common Shares Outstanding(4):

Expenses

1.33
%†

1.37
%

1.51
%

0.52
%(5)

0.68
%(5)

0.89
%(5)

Net investment income

6.12
†

6.17

6.40

4.84
(2)

5.15

5.19

Portfolio Turnover Rate

1
%

34
%

28
%

39
%

58
%

35
%

Market Price, End of Period

$10.98

$10.93

$10.99

$10.57

$10.67

$9.375

See Notes to Financial Statements.

Financial Highlights (continued)

2004(1)

2004

2003

2002

2001

2000

Auction Rate Cumulative Preferred Stock(6):

Total Amount Outstanding (000s)

$250,000

$250,000

$250,000

$250,000

—

—

Asset Coverage Per Share

74,207

74,250

74,478

74,000

—

—

Involuntary Liquidating Preference Per Share(7)

25,000

25,000

25,000

25,000

—

—

Average Market Value Per Share(7)

25,000

25,000

25,000

25,000

—

—

(1)

For the six months ended November 30, 2004 (unaudited).

(2)

Effective June 1, 2001, the Fund adopted a change in accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended May 31, 2002, the ratio of net investment income to average net assets would have been 4.81%. Per share information, ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation. The impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.

(3)

The total return calculation assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)

Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)

The investment adviser waived a portion of its fees for the year ended May 31, 2002, 2001 and 2000. If such fees had not been waived, the actual expense ratios would have been
1.01%, 1.01%, and 1.04%, respectively.

(6)

On May 22, 2002, the Fund issued 2,000 shares of Auction Rate Cumulative Preferred Stock at $25,000 a share, for Series M, Series T, Series W, Series Th and Series F, respectively.

(7)

Excludes accumulated undeclared dividends.

*

Amount represents less than $0.01 per share.

‡

Total return is not annualized, as it may not be representative of the total return for the year.

†

Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.
Organization and Significant Accounting Policies

Managed Municipals Portfolio Inc. (“Fund”), a non-diversified investment fund, Maryland corporation, is registered under the Investment Company
Act of 1940, as amended, as a closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment
Valuation.  Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities, for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith at fair value by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts.  The Fund may enter into futures
contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Financial Statements (unaudited) (continued)

(c) Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(d) Dividends and Distributions to Shareholders.  Dividends
and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. The holders of the Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of funds legally available to shareholders. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(e) Net Asset Value.  The net asset value of the Fund’s Common Stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the net asset value per share of the Common Stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock issue.

(f) Federal and Other Taxes.  It is the Fund policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal income tax and from certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Notes to Financial Statements (unaudited) (continued)

2.
Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc.
(“Citigroup”), acts as the investment adviser and administrator to the Fund. For investment advisory and administrative services, the Fund pays SBFM fees calculated at the annual rate of 0.55% and 0.20% of the average daily total net assets of the Fund, respectively, for an aggregate investment advisory and administrative fee of 0.75%. Effective December 1, 2004, the fee the Fund pays SBFM for administrative services will be reduced to 0.10% of the average daily total net assets of the Fund. The aggregate investment advisory and administrative fee the Fund will pay will be 0.65% of the average total net assets of the Fund. Notwithstanding the foregoing, by agreement between SBFM and the Fund, the Fund pays SBFM an aggregate investment advisory and administrative fee at an annual rate of 0.65% on those assets of the Fund equal to the product of the number of preferred shares outstanding multiplied by the liquidation value of such shares. The investment advisory fee and the administrative fee are each calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3.
Investments

During the six months ended November 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
7,409,620

Sales

11,085,285

At November 30, 2004,
the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
42,001,051

Gross unrealized depreciation

(19,460,322
)

Net unrealized appreciation

$
22,540,729

At November 30, 2004,
the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Loss

Contracts to Sell:

U.S. Treasury Bonds

2,445

12/04

$
270,096,129

$
271,624,219

$
(1,528,090
)

Notes to Financial Statements (unaudited) (continued)

4.
Auction Rate Cumulative Preferred Stock

As of November 30, 2004, the Fund had 2,000 outstanding shares of Series M, Series T, Series W, Series Th and Series F, each of Auction Rate Cumulative
Preferred Stock (“ARCPS”). The ARCPS’ dividends are cumulative at a rate determined at an auction and the dividend period is typically 7 days. The dividend rates ranged from 0.95% to 1.61% during the six months ended November 30,
2004. At November 30, 2004, the dividend rates in effect were as follows:

Series M

Series T

Series W

Series Th

Series F

Dividend Rates

1.57%

1.57%

1.61%

1.57%

1.61%

The ARCPS are
redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to
maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common stock shareholders.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, currently acts as the broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to the participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the
ARCPS that the broker/dealer places at the auction. For the six months ended November 30, 2004, the Fund incurred auction participation fees of $314,383 for CGM’s services as the participating broker/dealer.

5.
Capital Shares

Capital stock transactions were as follows:

Six Months Ended November 30, 2004

Year Ended May 31, 2004

Shares

Amount

Shares

Amount

Shares issued on reinvestment

—

—

59,395

$
704,238

Notes to Financial Statements (unaudited) (continued)

6.
Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified
Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of
2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Notes to Financial Statements (unaudited) (continued)

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by
Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be
no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

Additional Shareholder Information (unaudited)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Managed Municipals Portfolio Inc. was held on September 23, 2004, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1.  Election of Directors*

Name

Common Shares Voted For Election

Common Shares Withheld

Preferred Shares Voted For Election

Preferred Shares Withheld

Paul Hardin

39,958,957.253

168,262.000

9,557

5

Robert A. Frankel

N/A

N/A

9,557

5

*
The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Allan J. Bloostein, Dwight B. Crane, Paolo M. Cucchi, R. Jay Gerken,
William R. Hutchinson and George M. Pavia.

Financial Data (unaudited)

For a share of common stock outstanding throughout each period:

Record Date

Payable Date

NYSE Closing Price†

Net Asset Value†

Dividend Paid

Dividend Reinvestment Price

Fiscal Year 2003

6/25/02

6/28/02

$
10.49

$
11.76

$
0.050

$
10.67

7/23/02

7/26/02

10.74

12.02

0.050

10.80

8/27/02

8/30/02

10.89

12.02

0.055

11.09

9/24/02

9/27/02

11.10

12.35

0.055

11.15

10/22/02

10/25/02

10.48

11.79

0.055

10.55

11/25/02

11/29/02

10.35

11.93

0.055

10.49

12/23/02

12/27/03

10.39

11.97

0.056

10.51

1/28/03

1/31/03

10.40

11.84

0.056

10.52

2/25/03

2/28/03

10.47

11.75

0.056

10.56

3/25/03

3/28/03

10.30

11.67

0.058

10.48

4/22/03

4/25/03

10.49

11.80

0.058

10.59

5/27/03

5/30/03

10.93

11.86

0.058

11.00

Fiscal Year 2004

6/24/03

6/27/03

10.93

11.77

0.058

11.08

7/22/03

7/25/03

10.62

11.82

0.058

10.79

8/26/03

8/29/03

10.56

11.68

0.058

10.63

9/23/03

9/26/03

10.61

11.83

0.058

10.76

10/28/03

10/31/03

11.11

11.95

0.058

11.17

11/24/03

11/28/03

11.03

12.05

0.058

11.24

12/22/03

12/26/03

11.18

12.06

0.058

11.28

1/27/04

1/30/04

11.69

12.11

0.058

11.67

2/24/04

2/27/04

11.67

12.13

0.058

11.83

3/23/04

3/26/04

11.76

11.99

0.058

11.75

4/27/04

4/30/04

10.63

11.88

0.058

10.61

5/25/04

5/28/04

10.74

11.70

0.058

10.92

Fiscal Year 2005

6/22/04

6/25/04

10.52

11.67

0.058

10.71

7/27/04

7/30/04

10.73

11.72

0.058

10.73

8/24/04

8/27/04

10.90

11.71

0.058

11.12

9/21/04

9/24/04

11.06

11.66

0.055

11.16

10/26/04

10/29/04

11.18

11.73

0.055

11.34

11/22/04

11/26/04

11.05

11.67

0.055

11.42

†

As of record date.

Dividend Reinvestment Plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of common stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. (“PFPC”), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the
Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds 98% of the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of 98% of net asset value or 95% of the market price of the common stock.

If the market price of the common stock is less than 98% of the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) 98% of net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value.
PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital

Dividend Reinvestment Plan (unaudited) (continued)

gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by
telephone at 1 (800) 331-1710.

Share Repurchase Notice (unaudited)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Managed Municipals

Portfolio Inc.

Directors

Allan J. Bloostein

Dwight B. Crane

Paolo M. Cucchi

Robert A. Frankel

R. Jay Gerken, CFA

    Chairman

Paul Hardin

William R. Hutchinson

George M. Pavia

Officers

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer and Treasurer

Joseph P. Deane

Vice President and Investment Officer

David T. Fare

Vice President and

Investment Officer

Andrew Beagley

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

Investment Adviser and
Administrator

Smith Barney Fund Management LLC

399 Park
Avenue

New York, New York 10022

Transfer Agent

PFPC Inc.

P.O. Box 43027

Providence, Rhode Island 02940-3027

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

This report is only intended for shareholders of the

Managed Municipals Portfolio Inc.

It is not a Prospectus,

circular or representation intended for use in the

purchase or sale of shares of the Fund or of any

securities mentioned in the report.

The Fund files its complete schedule of portfolio holdings

with Securities and Exchange Commission for the first and

third quarters of each fiscal year on Form N-Q. The Fund’s

Forms N-Q are available on the Commission’s website at

www.sec.gov. The Fund’s Forms N-Q may be reviewed

and copied at the Commission’s Public Reference Room

in Washington D.C., and information on the operation of the

Public Reference Room may be obtained by calling

1-800-SEC-0330. To obtain information on Form N-Q from

the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
1-800-451-2010, (2) on the Fund’s website at

www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

FD0837 1/05

04-7666

ITEM 2.
CODE OF ETHICS.

Not Applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
[RESERVED]

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the
Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between
Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it
is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.
[RESERVED]

ITEM 9.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.
EXHIBITS.

(a)
Not applicable.

(b)
Attached hereto.

Exhibit 99.CERT

Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Managed Municipals Portfolio Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Managed Municipals Portfolio Inc.

Date: February 8, 2005

Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Managed Municipals Portfolio Inc.

Date: February 8, 2005

By:

/s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer of

Managed Municipals Portfolio Inc.

Date: February 8, 2005